Related Party Transactions - Related Party Transactions With Joint Ventures And Associates (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Assets	€ 327,390	€ 301,581
Liabilities	318,077	292,026
Joint ventures [member]
Disclosure of transactions between related parties [line items]
Assets	8	45
Liabilities	110	90
Revenue	96	49
Expenses	73	33
Associates [member]
Disclosure of transactions between related parties [line items]
Assets	0
Liabilities	0
Revenue	47	42
Expenses	€ 1	€ 1